Trade accounts payable and others (Details) - Schedule of trade accounts payable and others - BRL (R$) R$ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trade Accounts Payable And Others Abstract
Trade accounts payable	[1]	R$ 80,426	R$ 75,224
Taxes payable		25,894	16,254
Dividends payable		123,540	75,441
Advances to customers		21,953	19,141
Other liabilities		1,627	830
Total current		253,440	186,890
Taxes payable		17,742	30,110
Other liabilities		6,091	4,792
Total noncurrent		R$ 23,833	R$ 34,902

[1]	The balance of trade accounts payable at June 30, 2022 and 2021 refers to the acquisition raw materials and provision of services in the year